INCOME TAXES - Summary of Movements in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 557	$ 640	$ (241)
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	281	541	37
Timing of partnership items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	0	0	(261)
Unrealized foreign exchange (gain) loss on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(75)	120	63
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	18	(46)	(44)
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	175	(88)	(20)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(61)	48	(221)
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(50)	(2)	38
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	162	30	81
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	17	54	(135)
PRT deduction for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	(7)	(21)	61
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery)	$ 97	$ 4	$ 160